Organization and basis of presentation	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation
Organization and basis of presentation
Description of business
trivago N.V., (“trivago” the “Company,” “us,” “we” and “our”) and its subsidiaries offer online meta-search for hotels by facilitating consumers’ search for hotel accommodation, through online travel agents (“OTAs”), hotel chains and independent hotels. Our search-driven marketplace, delivered on websites and apps, provides users with a tailored search experience via our proprietary matching algorithms. We employ a ‘cost-per-click’ (or “CPC”) pricing structure, allowing advertisers to control their own return on investment and the volume of lead traffic we generate for them. During 2013, the Expedia Group, Inc. (formerly Expedia, Inc., the "Parent" or "Expedia Group") completed the purchase of a controlling interest in the Company.
Initial public offering
In December 2016, we sold 20,826,606 ADSs, each representing one Class A share, with a nominal value of €0.06 per share, in our initial public offering (“IPO”) at a public offering price of $11.00 per ADS, for aggregate net offering proceeds to us, after deducting underwriting discounts and commissions, of €207.8 million.
Corporate reorganization
Prior to the completion of the IPO, Expedia owned through its wholly owned subsidiary, Expedia Lodging Partner Services S.à r.l. ("ELPS") 63.5% and Messrs. Schrömgens, Vinnemeier and Siewert, (whom we collectively refer to as the “Founders”) owned 36.5%, in aggregate, of the voting power in trivago GmbH. On November 7, 2016, travel B.V., a Dutch private company with limited liability under Dutch law was formed in order to affect a corporate reorganization. Prior to the completion of the IPO, Expedia Group contributed all of its shares in trivago GmbH to travel B.V. in a capital increase in exchange for newly issued Class B shares of travel B.V. The Founders contributed 940 units of trivago GmbH, representing 6.7% of their aggregate shareholding in trivago GmbH, to travel B.V. in a capital increase in exchange for newly issued Class A shares of travel B.V. As a result of these contributions, 96.3% of the share capital and 99.6% of the voting power in travel B.V. was held by Expedia Group and 3.7% of the share capital and 0.4% of the voting power in travel B.V. was held by the Founders, whereas 66.0% of the voting power in trivago GmbH was held by travel B.V. and 34.0% of the voting power in trivago GmbH was held by the Founders. Effective with the IPO, travel B.V., changed its legal form and became trivago N.V and all Class A and B shares of travel B.V. were converted to Class A and B shares of trivago N.V.
ADSs representing the 9,200,029 Class A shares of the Founders in trivago N.V. and an additional 20,826,606 ADSs representing newly issued Class A shares in trivago N.V. were sold in the IPO.
After the IPO and as of December 31, 2016, 68.3% of the voting power in trivago GmbH was held by trivago N.V. and 31.7% was held by the Founders which was reflected as noncontrolling interest in the consolidated financial statements through September 7, 2017. On September 7, 2017 (the "merger date") the merger of trivago GmbH into and with trivago N.V. became effective. Pursuant to the merger, our founders exchanged all of their units of trivago GmbH remaining after our pre-IPO corporate reorganization for Class B shares of trivago N.V.
As of December 31, 2018, Expedia Group’s ownership interest and voting interest in trivago N.V. is 59.5% and 66.8%, respectively, and the Founders had an ownership interest and voting interest of 28.4% and 31.9%, respectively.
Basis of presentation
The corporate reorganization, as described above, is considered a transaction between entities under common control. As a result, the financial statements for periods prior to the IPO and the corporate reorganization are the financial statements of trivago GmbH as the predecessor to the Company for accounting and reporting purposes. Upon the merger of trivago GmbH with and into trivago N.V., the merger date, no further noncontrolling interest exists between trivago GmbH and trivago N.V. Unless otherwise specified, “the Company” refers to trivago N.V., and trivago GmbH and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia Group’s basis of accounting due to the change in control in 2013 when Expedia Group acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.
The Expedia Group incurs certain costs on behalf of trivago. The consolidated financial statements include certain corporate expenses that have been allocated to trivago by the Expedia Group (see Note 17 - Related party transactions for further information). We recorded all corporate allocation charges from the Expedia Group within our consolidated statement of operations and as a contribution from Parent within the consolidated statement of changes in equity. Our management believes that the assumptions underlying the consolidated financial statements are reasonable. However, this financial information does not necessarily reflect the future financial position, results of operations and cash flows of trivago, nor does it reflect what the historical financial position, results of operations and cash flows of trivago would have been had we been a stand-alone company during the periods presented.
Certain amounts previously reported in the consolidated financial statements have been reclassified in the accompanying consolidated financial statements to conform to the current period’s presentation, primarily to separately present financing obligations, which were previously classified as other liabilities long-term, as well as payroll liabilities, which were previously classified as accrued expenses and other current liabilities on the balance sheet.
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, searches and consequently our revenue are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher return on advertising spend in the first and fourth quarter of the year as we typically expect to advertise less in the periods outside of high travel seasons. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future.